SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended		12 Months Ended
		Apr. 13, 2026	Apr. 08, 2026	Mar. 12, 2026	Jan. 06, 2026	Dec. 02, 2025	Aug. 18, 2023	Mar. 31, 2026	Feb. 28, 2026	Dec. 31, 2024	Jan. 05, 2026	Nov. 24, 2025	Nov. 23, 2025	Sep. 10, 2024
Subsequent Event [Line Items]
Reverse stock split						1-for-16
Stockholders equity reverse stock split						16-for-1
Shares issued value
Common Stock [Member]
Subsequent Event [Line Items]
Share price												$ 0.00001	$ 0.00001
Common Class A [Member]
Subsequent Event [Line Items]
Common stock voting rights							one voting each
Share price														$ 10.00
Common Class A [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued	[1]									7,032
Share price												0.00001	0.00001
Shares issued value	[1]									$ 90
Common Class B [Member]
Subsequent Event [Line Items]
Common stock voting rights							fifty voting each
Common Class B [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share price												$ 0.00001	$ 0.00001
Shares issued value	[1]
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock voting rights					(i) the voting rights attached to each Class B ordinary share be increased from fifty (50) votes to two hundred (200) votes on all matters subject to vote at general meetings of the Company, (ii) the Company’s authorized share capital be increased from US$25,000,000 divided into 156,250,000,000 ordinary shares of a par value of US$0.00016 each, comprising 125,000,000,000 Class A ordinary shares of a par value of US$0.00016 each and 31,250,000,000 Class B ordinary shares of a par value of US$0.00016 each, to US$240,000,000 divided into 1,500,000,000,000 ordinary shares of a par value of US$0.00016 each, comprising 1,200,000,000,000 Class A ordinary shares of a par value of US$0.00016 each and 300,000,000,000 Class B ordinary shares of a par value of US$0.00016 each, (iii) a new round of share consolidations of the Company’s issued and unissued Class A ordinary shares and Class B ordinary shares be implemented, at any one time or multiple times during a period of up to two years of the date of the meeting, at the exact consolidation ratio and effective time as the Board may determine from time to time in its absolute discretion, provided that the accumulative consolidation ratio for all such share consolidations shall not be more than 4000:1, and the Board be authorized, at its absolute and sole discretion, to implement one or more share consolidations, and determine the exact consolidation ratio and effective date of each of such share consolidations, with any fractional shares rounding up to the nearest whole share, during a period of two years of the date of the meeting.
Reverse stock split				1-for-80
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Reverse stock split				80-for-1
Share price					$ 0.00016						$ 0.00016
Subsequent Event [Member] | Equity Transfer Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period value acquisitions								$ 10,000
Gain loss on disposition of assets								$ 19,100,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues									30,000
Share price									$ 0.0128
Warrants exercise price									$ 252.8
Stock issued during period shares									271,250
Warrants exercise price									$ 25.848
Subsequent Event [Member] | Common Class A [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share price					0.00016						0.00016
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Shares issued		10,000	10,000
Share price		$ 1.56	$ 1.56
Shares issued value		$ 15,600	$ 15,600
Subsequent Event [Member] | Common Class B [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share price					$ 0.00016						$ 0.00016

[1]	Par value of ordinary shares, and share data have been retrospectively restated to give effect to the reorganization, the 1-for-16 reverse stock split and the subsequent 1-for-80 reverse stock split that is discussed in Note 1.